LVIP Marsico International Growth Fund
(Standard Class)


Summary Prospectus
April 30, 2010

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.LincolnFinancial.com/LVIPstandard. You can also get this information at no cost by calling 877 ASK LINCOLN (877-275-5462) or by sending an e-mail request to callcenter@LFG.com. The Fund's prospectus and statement of additional information, both dated April 30, 2010, and most recent report to shareholders, dated December 31, 2009, are all incorporated by reference into this Summary Prospectus.
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Investment Objective

The investment objective of the LVIP Marsico International Growth Fund is long-term capital appreciation.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Standard Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                                 N/A
 Maximum Deferred Sales Charge (Load)                                                             N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                      N/A
 Redemption Fee                                                                                   N/A
 Exchange Fee                                                                                     N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                    0.91%
 Distribution and/or Service (12b-1) fees                                                        None
 Other Expenses                                                                                    0.15%
 Total Annual Fund Operating Expenses                                                              1.06%
 Less Expense Reimbursement1                                                                      (0.02%)
 Net Expenses                                                                                      1.04%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating Expenses exceed 1.04% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011.


Example


This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example reflects the net operating expenses with expense reimbursement for the one year contractual period and the total operating expenses without expense reimbursement for the years two through ten. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.



 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $106     $335      $583    $1,292

LVIP Marsico International Growth Fund                                       1

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 118% of the average value of its portfolio.


Principal Investment Strategies

The fund pursues its objective by investing at least 80% of its assets in equity and equity-related securities (including Depositary Receipts) that are selected for their long-term growth potential. The fund may invest in companies of any size throughout the world. The fund normally invests in the securities of issuers that are economically tied to one or more foreign countries. The fund expects to invest in various issuers or securities from at least four different foreign countries. The fund may invest in securities of companies economically tied to emerging markets. Some issuers or securities in the fund may be based in or economically tied to the United States.

In selecting investments for the fund, the sub-adviser uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection. As a result of the "top-down" analysis, the sub-adviser seeks to identify companies that may benefit from the overall trends the sub-adviser has observed. The sub-adviser then utilizes "bottom-up" stock selection to look for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In pursuing its objective, the fund may engage in active trading.

The core investments of the fund generally may include established companies and securities that offer long-term growth potential. However, the fund also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics and companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The sub-adviser may reduce or sell a fund's investments in portfolio companies if, in the opinion of the sub-adviser, a company's fundamentals change substantially, its stock price appreciates excessively in relation to fundamental prospects, the company appears unlikely to realize its growth potential, or more attractive investment opportunities appear elsewhere.


Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Growth Stocks Risks: Growth stocks have historically been more volatile than value stocks over the long-term. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Non-diversification Risk: The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.
 o Active Trading Risk: Active trading ("high portfolio turnover") generally results in correspondingly greater expenses to the fund. High portfolio turnover can on some occasions result in significant tax consequences to investors.
 o Fund of Funds Risk: The fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance their underlying holdings. This could result in large inflows into the fund or large redemptions from the fund, which may increase transaction costs or portfolio turnover for the fund.


2  LVIP Marsico International Growth Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five year and ten year periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.


[GRAPHIC OMITTED]





[CHART]
Annual Total Returns
2000                 2001     2002     2003     2004     2005     2006     2007     2008          2009
23.69%               22.98%   22.79%   31.38%   17.02%   19.46%   23.97%   20.55%    (48.94%)     35.85%




During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2009 at: 24.57%.

The funds lowest return for a quarter occurred in the fourth quarter of 2008 at: (26.07%).



                                            Average Annual Total Returns
                                             For periods ended 12/31/09
                                           -------------------------------
                                            1 year   5 years    10 years
                                           -------- --------- ------------
  LVIP Marsico International Growth Fund   35.85%   4.37%         (1.45%)
                         MSCI EAFE Index   32.46%   4.02%          1.58%

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Marsico Capital Management, LLC



Portfolio Manager(s)   Company Title   Experience w/Fund
---------------------- --------------- ------------------
James Gendelman        {to follow}     Since May 2003

Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


LVIP Marsico International Growth Fund                                       3

LVIP Marsico International Growth Fund
(Service Class)


Summary Prospectus
April 30, 2010

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.LincolnFinancial.com/LVIPservice. You can also get this information at no cost by calling 877 ASK LINCOLN (877-275-5462) or by sending an e-mail request to callcenter@LFG.com. The Fund's prospectus and statement of additional information, both dated April 30, 2010, and most recent report to shareholders, dated December 31, 2009, are all incorporated by reference into this Summary Prospectus.
-------------------------------------------------------------------------------

Investment Objective

The investment objective of the LVIP Marsico International Growth Fund is long-term capital appreciation.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Service Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                                 N/A
 Maximum Deferred Sales Charge (Load)                                                             N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                      N/A
 Redemption Fee                                                                                   N/A
 Exchange Fee                                                                                     N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                                    0.91%
 Distribution and/or Service (12b-1) fees                                                          0.25%
 Other Expenses                                                                                    0.15%
 Total Annual Fund Operating Expenses                                                              1.31%
 Less Expense Reimbursement1                                                                      (0.02%)
 Net Expenses                                                                                      1.29%

1 Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.29% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011.


Example


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example reflects the net operating expenses with expense reimbursement for the one year contractual period and the total operating expenses without expense reimbursement for the years two through ten. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.



 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $131     $413      $716    $1,577

LVIP Marsico International Growth Fund                                       1

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 118% of the average value of its portfolio.


Principal Investment Strategies

The fund pursues its objective by investing at least 80% of its assets in equity and equity-related securities (including Depositary Receipts) that are selected for their long-term growth potential. The fund may invest in companies of any size throughout the world. The fund normally invests in the securities of issuers that are economically tied to one or more foreign countries. The fund expects to invest in various issuers or securities from at least four different foreign countries. The fund may invest in securities of companies economically tied to emerging markets. Some issuers or securities in the fund may be based in or economically tied to the United States.

In selecting investments for the fund, the sub-adviser uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection. As a result of the "top-down" analysis, the sub-adviser seeks to identify companies that may benefit from the overall trends the sub-adviser has observed. The sub-adviser then utilizes "bottom-up" stock selection to look for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In pursuing its objective, the fund may engage in active trading.

The core investments of the fund generally may include established companies and securities that offer long-term growth potential. However, the fund also may typically include securities of less mature companies, companies or securities with more aggressive growth characteristics and companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The sub-adviser may reduce or sell a fund's investments in portfolio companies if, in the opinion of the sub-adviser, a company's fundamentals change substantially, its stock price appreciates excessively in relation to fundamental prospects, the company appears unlikely to realize its growth potential, or more attractive investment opportunities appear elsewhere.


Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Growth Stocks Risks: Growth stocks have historically been more volatile than value stocks over the long-term. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
 o Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the fund's shares.
 o Non-diversification Risk: The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.
 o Active Trading Risk: Active trading ("high portfolio turnover") generally results in correspondingly greater expenses to the fund. High portfolio turnover can on some occasions result in significant tax consequences to investors.
 o Fund of Funds Risk: The fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance their underlying holdings. This could result in large inflows into the fund or large redemptions from the fund, which may increase transaction costs or portfolio turnover for the fund.


2  LVIP Marsico International Growth Fund

Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year and lifetime periods compare with those of a broad measure of market performance. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.


[GRAPHIC OMITTED]





[CHART]
Annual Total Returns
2008                 2009
(49.07%)             35.51%




During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2009 at: 24.49%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (26.12%)



                    Average Annual Total Returns
                     For periods ended 12/31/09
                                                         Lifetime
                                                     (Since inception
                                            1 year       4/30/07)
                                           -------- -----------------
  LVIP Marsico International Growth Fund   35.51%         (8.23%)
                         MSCI EAFE Index   32.46%         (9.12%)

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Marsico Capital Management, LLC



Portfolio Manager(s)   Company Title   Experience w/Fund
---------------------- --------------- ------------------
James Gendelman        {to follow}     Since May 2003

Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


LVIP Marsico International Growth Fund                                       3